ACQUISITION OF PRIVATE COMPANY OWNED BY EX-CEO (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Mar. 06, 2023	Mar. 06, 2022	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2022
Business Combination [Line Items]
Historical cost of assets acquired		$ 108,630
Business combination related costs					$ 65,000
Creative Motion Technology, LLC [Member]
Business Combination [Line Items]
Historical cost of assets acquired		$ 108,630
Membership interest acquired		100.00%
Series A Preferred Stock [Member]
Business Combination [Line Items]
Preferred stock voting rights	The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share	The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.	The Series A Preferred Stock shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.	The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.
Creative Motion Technology, LLC [Member]
Business Combination [Line Items]
Ownership percentage		100.00%
Securities Purchase Agreement [Member] | Creative Motion Technology, LLC [Member]
Business Combination [Line Items]
Membership interest acquired		100.00%
Securities Purchase Agreement [Member] | Series A Preferred Stock [Member]
Business Combination [Line Items]
Preferred stock voting rights		The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration.
Securities Purchase Agreement [Member] | Series A Preferred Stock [Member] | Creative Motion Technology, LLC [Member]
Business Combination [Line Items]
Number of shares issued		2,000,000
Value of shares issued		$ 1,500,000
Common shares issuable upon conversion		1,000
Conversion price		$ 0.0001
Securities Purchase Agreement [Member] | Creative Motion Technology, LLC [Member]
Business Combination [Line Items]
Ownership percentage		100.00%